Unaudited Consolidated Statements of Profit or Loss And Unaudited Other Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares
Revenue	¥ 54,113	$ 7,446	¥ 52,204	¥ 62,629	$ 8,619	¥ 62,131
Cost of goods sold	(11,833)	(12)	(10,371)	(22,019)	(3,030)	(20,103)
Gross profit	42,280	5,818	41,833	40,610	5,589	42,028
Other income, net	1,224	(168)	1,196	146	20	2,923
Selling and distribution expenses	(6,395)	(880)	(7,601)	(17,496)	(2,408)	(13,909)
Administrative expenses	(6,296)	(866)	(10,310)	(14,045)	(1,933)	(17,510)
Impairment losses on financial assets, net	2,703	372	(1,391)			(1,806)
Other operating expenses	(1,889)	(260)	(32)	(212)	(29)	(100)
Operating (loss)/profit	29,179	4,015	23,695	9,003	1,239	11,626
Share of losses of a joint venture
Finance costs	(791)	(109)	(1,345)	(3,256)	(448)	(2,666)
Finance income	5	1	4	1		6
(Loss)/profit before tax	28,383	3,906	22,354	5,748	791	8,966
Income tax expense
(Loss)/profit for the period/year and total comprehensive (loss)/income for the period/year	28,383	3,906	22,354	5,748	791	8,966
Attributable to:
Equity holders of the parent	29,711	4,088	20,307	6,395	880	7,551
Non-controlling interests	¥ 1,328	$ 183	¥ 2,046	¥ (647)	$ (89)	¥ (1,415)
(Loss)Earnings per share for class A and class B ordinary shares attributable to ordinary equity holders of the parent
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.56	$ 0.22	¥ 0.69	¥ 0.18	$ 0.02	¥ 0.25
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.56	$ 0.22	¥ 0.69	¥ 0.18	$ 0.02	¥ 0.25
Subscription and Licensing
Revenue	¥ 50,084	$ 6,892	¥ 36,199	¥ 58,598	$ 8,065	¥ 41,280
Licensing
Revenue	45,732	6,293	32,141	50,086	6,894	33,473
Subscription
Revenue	4,352	599	4,058	8,512	1,171	7,807
Smart Music Learning Solutions
Revenue	4,029	554	16,005	4,031	554	17,504
Smart Music Learning Solutions Sales
Revenue	4,029	554	15,904	4,031	554	17,241
Smart Music Learning Solutions Subscription
Revenue	0	0	101	0	0	263
Live Music Events
Revenue				0	0	3,347
One-Time Disposal of Obsolete Inventory
Revenue